Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Oct. 01, 2023	Aug. 17, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash			$ 321,463	$ 11,470
Held in trust account			77,225,243
Federal depository insurance coverage amount			$ 250,000
Aggregate shares (in Shares)		375,000	375,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Underwriter discount			$ 850,500
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of Class A common stock at redemption value (in Shares)			7,500,000	7,500,000
Class B Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate shares (in Shares)	375,000
Fair Value Measurement [Member]
Summary of Significant Accounting Policies [Line Items]
Held in trust account			$ 77,225,243